THE ADVISORS' INNER CIRCLE FUND
                                 (THE "TRUST")

                    AT DISCIPLINED EQUITY FUND (THE "FUND")

                        SUPPLEMENT DATED JANUARY 6, 2014
                                     TO THE
             PROSPECTUS DATED SEPTEMBER 5, 2013 (THE "PROSPECTUS")

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
     THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

On October 17, 2013, the shareholders of the Invesco Disciplined Equity Fund approved a proposed agreement and plan of reorganization that provided for (a) the acquisition of all of the assets and assumption of all of the liabilities of the Invesco Disciplined Equity Fund, a series of AIM Equity Funds (Invesco Equity Funds), by the Fund in exchange for Institutional Class shares of the Fund; (b) the distribution of such shares to the shareholders of the Invesco Disciplined Equity Fund; and (c) the liquidation and termination of the Invesco Disciplined Equity Fund (the "Reorganization"). The Reorganization closed on January 2, 2014 (the "Closing"). Subsequent to the Closing, the name of the Fund's investment adviser was changed from Stein Roe Investment Counsel, Inc. to AT Investment Advisers, Inc. Therefore, effective immediately, all references to "Stein Roe Investment Counsel, Inc." in the Prospectus are hereby deleted and replaced with "AT Investment Advisers, Inc."

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                                 ATF-SK-001-0100

                        THE ADVISORS' INNER CIRCLE FUND
                                 (THE "TRUST")

                    AT DISCIPLINED EQUITY FUND (THE "FUND")

                        SUPPLEMENT DATED JANUARY 6, 2014
                                     TO THE
    STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 5, 2013 (THE "SAI")

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
            THE SAI AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

On October 17, 2013, the shareholders of the Invesco Disciplined Equity Fund approved a proposed agreement and plan of reorganization that provided for (a) the acquisition of all of the assets and assumption of all of the liabilities of the Invesco Disciplined Equity Fund, a series of AIM Equity Funds (Invesco Equity Funds), by the Fund in exchange for Institutional Class shares of the Fund; (b) the distribution of such shares to the shareholders of the Invesco Disciplined Equity Fund; and (c) the liquidation and termination of the Invesco Disciplined Equity Fund (the "Reorganization"). The Reorganization closed on January 2, 2014 (the "Closing"). Subsequent to the Closing, the name of the Fund's investment adviser was changed from Stein Roe Investment Counsel, Inc. to AT Investment Advisers, Inc. Therefore, effective immediately, all references to "Stein Roe Investment Counsel, Inc." in the SAI are hereby deleted and replaced with "AT Investment Advisers, Inc."

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                                 ATF-SK-002-0100